Property and Equipment, Net (Tables)	12 Months Ended
Apr. 30, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment consist of the following:

	April 30, 2025	April 30, 2026	April 30, 2026
	JPY	JPY	USD
At cost:
Buildings	-	32,052,686	204,598
Land	-	48,878,627	312,000
Vehicles	-	82,150,770	524,381
Computer hardware and equipment	-	48,802,405	311,519
Furniture, fixtures and office equipment	3,994,348	12,366,424	78,938
Leasehold improvements	-	523,678	3,343
Total cost	3,994,348	224,774,590	1,434,779
Accumulated depreciation	(3,066,490)	(109,786,295)	(700,780)
Property and equipment, net	927,858	114,988,295	733,999